Consolidated Balance Sheets As of December 31, 2012 and June 30, 2013 (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS [Abstract]:
Cash and cash equivalents	$ 112,402	$ 267,321
Restricted cash	6,243	5,330
Receivables	12,994	2,237
Inventories	14,385	9,398
Due from related parties	4,182	2,616
Fair value of derivatives	40	165
Insurance claims receivables	1,419	1,454
Accrued charter revenue	9,306	5,100
Prepayments and other	4,831	1,862
Vessel held for sale	0	4,441
Total current assets	165,802	299,924
FIXED ASSETS, NET [Abstract]:
Advances for vessel acquisitions	271,022	339,552
Vessels, net	1,977,601	1,582,345
Total fixed assets, net	2,248,623	1,921,897
NON-CURRENT ASSETS [Abstract]:
Deferred charges, net	33,162	34,099
Restricted cash	46,428	41,992
Accrued charter revenue	6,702	13,422
Total assets	2,500,717	2,311,334
CURRENT LIABILITIES [Abstract]:
Current portion of long-term debt	192,033	162,169
Accounts payable	10,148	5,882
Accrued liabilities	14,112	9,292
Unearned revenue	3,705	5,595
Fair value of derivatives	55,776	55,701
Other current liabilities	2,896	10,772
Total current liabilities	278,670	249,411
NON-CURRENT LIABILITIES [Abstract]:
Long-term debt, net of current portion	1,547,586	1,399,720
Fair value of derivatives, net of current portion	62,094	125,110
Unearned revenue, net of current portion	21,509	16,641
Total non-current liabilities	1,631,189	1,541,471
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY [Abstract]:
Common Stock	8	8
Additional paid-in capital	714,100	714,100
Accumulated deficit	(25,915)	(40,814)
Accumulated other comprehensive loss	(97,335)	(152,842)
Total stockholders' equity	590,858	520,452
Total liabilities and stockholders' equity	$ 2,500,717	$ 2,311,334